SEGMENTS	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
As of January 1, 2021, the Company's CODM does not assess performance and allocate resources to the Softwheel segment and the Company operates as one reportable segment.

Prior to the January 1, 2021 change in reportable segments, the Company had two operating segments: REE segment and the Softwheel segment. The REE segment includes the activity related to the development of the REE platform. The Softwheel segment includes the activity related to production and selling of wheels for personal mobility.
NOTE 15. SEGMENTS (cont.)

Entity wide disclosures

The Company attributes revenues from external customers to individual countries based on the customer’s billing address.

Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Israel	$—	$21	$18
Germany	—	91	111
Norway	—	45	54
US	5	27	325
Rest of the world	1	204	173
Total	$6	$388	$681

Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2021	December 31, 2020
Israel	72%	99%
UK	28%	—%
US	(*	1%
Germany	(*	(*
*) Represents less than 1%